Other operating expenses (Tables)	12 Months Ended
Jun. 30, 2023
Other operating expenses [Abstract]
Other Operating Expenses
	Consolidated
	Year ended 30 June 2023	Year ended 30 June 2022	Year ended 30 June 2021 (restated*)
	US$’000	US$’000	US$’000

Insurance	5,687	5,065	95
Sponsorship and marketing	716	305	29
Short term office and equipment rental	773	177	92
Charitable donations	164	464	-
Site expenses	3,789	1,644	170
Filing fees	76	462	1
Site identification costs	15	258	-
Non-refundable sales tax (See Note 18 - Provisions)	4,972	2,469	-
Non-refundable provincial sales tax	371	-	-
Other expenses	2,259	861	79

	18,822	11,705	466